Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended	180 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent		22.36%	12.35%		14.82%	15.93%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		22.69%	12.65%		15.13%	16.23%
Supra Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Average Annual Return, Percent		22.79%	12.75%	15.42%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent		26.38%	15.17%		13.76%	14.37%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent		18.00%	11.93%		10.96%	13.10%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent		26.38%	15.17%		13.76%	14.37%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent		18.00%	11.93%		10.96%	13.10%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent		26.38%	15.17%	14.65%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent		18.00%	11.93%	11.79%